Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9/30/2013	PAGE 1

A.	DATES						Begin	End	# days

1	Payment Date							10/15/2013
2	Collection Period						7/31/2013	9/30/2013	62
3	Monthly Interest Period-Actual						9/18/2013	10/14/2013	27
4	Monthly Interest - Scheduled						9/18/2013	10/14/2013	27

B.	SUMMARY

					Principal Payment
	Initial Balance			Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		110,000,000.00	110,000,000.00	—	—	31,297,085.07	78,702,914.93	0.7154810
6	Class A-2a Notes		179,000,000.00	179,000,000.00	—	—	—	179,000,000.00	1.0000000
7	Class A-2b Notes		164,000,000.00	164,000,000.00	—	—	—	164,000,000.00	1.0000000
8	Class A-3 Notes		215,000,000.00	215,000,000.00	—	—	—	215,000,000.00	1.0000000
9	Class A-4 Notes		85,170,000.00	85,170,000.00	—	—	—	85,170,000.00	1.0000000
10	Total Class A Notes		753,170,000.00	753,170,000.00	0.00	0.00	31,297,085.07	721,872,914.93
11	Class B Notes		30,040,000.00	30,040,000.00	—	—	—	30,040,000.00	1.0000000

12	Total Notes		$783,210,000.00	783,210,000.00	$0.00	$0.00	$31,297,085.07	751,912,914.93

	Overcollateralization
13	Exchange Note		89,663,305.03	89,663,305.03				87,194,773.09
14	Series 2013-A Notes		23,759,745.31	23,759,745.31				32,840,042.83

15	Total Overcollateralization		113,423,050.34	113,423,050.34				120,034,815.92

16	Total Target Overcollateralization		$126,873,576.62	126,873,576.62				126,873,576.62

	One-Month LIBOR		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall

17	Class A-1 Notes		0.25000%	20,625.00	0.1875000	31,297,085.07	284.5189552	0.00
18	Class A-2a Notes		0.73000%	98,002.50	0.5475000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.17925%	0.49925%	61,407.75	0.3744375	0.00	0.0000000	0.00
20	Class A-3 Notes		1.10000%	177,375.00	0.8250000	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	89,428.50	1.0500000	0.00	0.0000000	0.00
22	Total Class A Notes			446,838.75	0.5932774	31,297,085.07	41.5538126	0.00
23	Class B Notes		1.64000%	36,949.20	1.2300000	0.00	0.0000000	0.00

24	Totals			483,787.95	0.6176989	31,297,085.07	39.9600172	0.00

	Initial Balance			Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	806,969,745.31				784,752,957.77

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			896,633,050.34	871,947,730.85
28	Aggregate Base Residual Value (Not Discounted)			613,408,064.53	608,891,088.69

				Units	Securitization Value
29	Securitization Value - Beginning of Period			42,178	896,633,050.34
30	Depreciation/Payments				(17,958,290.76)
31	Gross Credit Losses			(12)	(260,206.38)
32	Scheduled & Early Terminations			—	—
33	Payoff Units & Lease Reversals			(294)	(6,466,822.35)
34	Repurchased Leases			—	—

35	Securitization Value - End of Period			41,872	871,947,730.85

World Omni Automobile Lease Securitization Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9/30/2013	PAGE 2

C.	SERVICING FEE

36	Servicing Fee Due				1,494,388.42
37	Unpaid Servicing Fees - Prior Collection Periods				0.00
38	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				1,494,388.42

D.	RESERVE ACCOUNT

	Reserve Account Balances:
39	Required Reserve Account Balance (.50% of Initial Securitization Value)				4,483,165.25
40	Beginning Reserve Account Balance				4,483,165.25
41	Ending Reserve Account Balance				4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile - End of Period	Units	Percentage	Securitization Value
42	Total Active Units (Excluding Inventory)	41,710	99.69%	868,618,006.25
43	31 - 60 Days Delinquent	114	0.27%	2,395,785.39
44	61 - 90 Days Delinquent	17	0.04%	326,840.06
45	91+ Days Delinquent	0	0.00%	—

46	Total	41,841	100.00%	871,340,631.70

47	Current Period Net Residual Losses/(Gains)				—

48	Current Period Net Credit Losses/(Gains)				49,788.39

World Omni Automobile Lease Securitization Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 9/30/2013	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT COLLECTED AMOUNTS

49	Collected Amounts	33,349,294.58

50	Investment Earnings on Collection Account	598.68

51	Total Collected Amounts, prior to Servicer Advances	33,349,893.26

52	Servicer Advance	0.00

53	Total Collected Amounts - Available for Distribution	33,349,893.26

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

54	Servicing Fee	1,494,388.42
55	Interest on the Exchange Note - to the Trust Collection Account	992,572.79
56	Principal on the Exchange Note - to the Trust Collection Account	22,216,787.54
57	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,494,300.82
58	Remaining Funds Payable to Trust Collection Account	7,151,843.69

59	Total Distributions	33,349,893.26

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS

60	Available Funds	31,855,504.84
61	Investment Earnings on Reserve Account	87.60
62	Reserve Account Draw Amount	0.00

63	Total Available Funds - Available for Distribution	31,855,592.44

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

64	Administration Fee	74,719.42
65	Class A Noteholders’ Interest Distributable Amount	446,838.75
66	Noteholders’ First Priority Principal Distributable Amount	—
67	Class B Noteholders’ Interest Distributable Amount	36,949.20
68	Noteholders’ Second Priority Principal Distributable Amount	—
69	Amount to Reinstate Reserve Account to Required Reserve Account Balance	—
70	Noteholders’ Regular Principal Distributable Amount	31,297,085.07
71	Remaining Funds Payable to Certificateholder	—

72	Total Distributions	31,855,592.44